                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Three Zero Three Capital Partners, LLC
                 ---------------------------------------
   Address:      318 W. Adams
                 ---------------------------------------
                 10th Floor
                 ---------------------------------------
                 Chicago, IL 60606
                 ---------------------------------------

Form 13F File Number: 28-13865
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Dorenbos
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-432-6551
         -------------------------------

Signature, Place, and Date of Signing:

        /S/ Peter Dorenbos            Chicago, ILLinois   October 12, 2012
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

The following managers (KCM Management LLC, Equity Volatility Trading LLC, Moray Capital Management LLC, MMJ Capital Management LLC) currently included under Three Zero Three Capital Partner's filing no longer meet the 100 million threshold requirement, and therefore, are no longer required to file. Future filings by Three Zero Three Capital Partners will not include these other managers.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  166
                                        --------------------

Form 13F Information Table Value Total:  $27,446
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                    Investment  Other     Voting
Quarter          Name Of Issuer          Title Of Class     Cusip    Value  Amount  SH_PRN PUT_CALL Discretion Managers  Authority
-------  -----------------------------  ----------------  ---------  -----  ------  ------ -------- ---------- --------  ---------
2012q3   ACI WORLDWIDE INC              COM               004498101     84   1,980  SH              OTHER                    1,980
2012q3   ADTRAN INC                     COM               00738A106      2     128  SH              OTHER                      128
2012q3   ALCOA INC                      COM               013817101      8     885  SH              OTHER                      885
2012q3   ALLIANT TECHSYSTEMS INC        COM               018804104     60   1,200  SH              OTHER                    1,200
2012q3   ALPHA NATURAL RESOURCES INC    COM               02076X102    140  21,293  SH              OTHER                   21,293
2012q3   AMERICAN CAPITAL AGENCY CORP   COM               02503X105     35   1,000  SH              OTHER                    1,000
2012q3   ANADARKO PETE CORP             COM               032511107    374   5,353  SH              OTHER                    5,353
2012q3   ANNALY CAP MGMT INC            COM               035710409    132   7,860  SH              OTHER                    7,860
2012q3   APPLE INC                      COM               037833100     67     100  SH              OTHER                      100
2012q3   APPLE INC                      COM               037833100  5,338   8,000  SH              OTHER                    8,000
2012q3   AUDIENCE INC                   COM               05070J102     62  10,000  SH              OTHER                   10,000
2012q3   AVON PRODS INC                 COM               054303102      3     215  SH              OTHER                      215
2012q3   BAIDU INC                      SPON ADR REP A    056752108  2,545  21,785  SH              OTHER                   21,785
2012q3   BAKER HUGHES INC               COM               057224107    381   8,423  SH              OTHER                    8,423
2012q3   BANK OF AMERICA CORPORATION    COM               060505104    241  27,315  SH              OTHER                   27,315
2012q3   BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER    096627104     33   1,200  SH              OTHER                    1,200
2012q3   BOEING CO                      COM               097023105    326   4,685  SH              OTHER                    4,685
2012q3   BORGWARNER INC                 COM               099724106      7      96  SH              OTHER                       96
2012q3   BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN    106776107     22   1,108  SH              OTHER                    1,108
2012q3   CADENCE PHARMACEUTICALS INC    COM               12738T100     46  11,700  SH              OTHER                   11,700
2012q3   CAPITAL TRUST INC MD           CL A NEW          14052H506     61  16,300  SH              OTHER                   16,300
2012q3   CATERPILLAR INC DEL            COM               149123101     36     415  SH              OTHER                      415
2012q3   CHESAPEAKE ENERGY CORP         COM               165167107     18     930  SH              OTHER                      930
2012q3   CHIPOTLE MEXICAN GRILL INC     COM               169656105     95     300  SH              OTHER                      300
2012q3   CIENA CORP                     COM NEW           171779309     95   7,000  SH              OTHER                    7,000
2012q3   CISCO SYS INC                  COM               17275R102    138   7,235  SH              OTHER                    7,235
2012q3   CITIGROUP INC                  COM NEW           172967424     40   1,221  SH              OTHER                    1,221
2012q3   COBALT INTL ENERGY INC         COM               19075F106     15     688  SH              OTHER                      688
2012q3   COLGATE PALMOLIVE CO           COM               194162103     85     791  SH              OTHER                      791
2012q3   CONSOL ENERGY INC              COM               20854P109     11     378  SH              OTHER                      378
2012q3   CORRECTIONS CORP AMER NEW      COM NEW           22025Y407     21     627  SH              OTHER                      627
2012q3   COSTCO WHSL CORP NEW           COM               22160K105     93     924  SH              OTHER                      924
2012q3   CSX CORP                       COM               126408103    308  14,824  SH              OTHER                   14,824
2012q3   CVR ENERGY INC                 COM               12662P108     77   2,100  SH              OTHER                    2,100
2012q3   CYS INVTS INC                  COM               12673A108     92   6,500  SH              OTHER                    6,500
2012q3   DIANA SHIPPING INC             COM               Y2066G104      3     535  SH              OTHER                      535
2012q3   DISH NETWORK CORP              CL A              25470M109      9     302  SH              OTHER                      302
2012q3   DUKE ENERGY CORP NEW           COM NEW           26441C204     61     945  SH              OTHER                      945
2012q3   ELECTRONIC ARTS INC            COM               285512109     57   4,500  SH              OTHER                    4,500
2012q3   EMERSON ELEC CO                COM               291011104     58   1,200  SH              OTHER                    1,200
2012q3   EPL OIL & GAS INC              COM               26883D108     19     936  SH              OTHER                      936

2012q3   EZCHIP SEMICONDUCTOR LIMITED   ORD               M4146Y108    114   3,719  SH              OTHER                    3,719
2012q3   FAMOUS DAVES AMER INC          COM               307068106    104  10,917  SH              OTHER                   10,917
2012q3   FELCOR LODGING TR INC          PFD CV A $1.95    31430F200    183   6,880  SH              OTHER                    6,880
2012q3   FIRSTENERGY CORP               COM               337932107     26     584  SH              OTHER                      584
2012q3   FOOT LOCKER INC                COM               344849104    120   3,393  SH              OTHER                    3,393
2012q3   FORD MTR CO DEL                COM PAR $0.01     345370860    221  22,435  SH              OTHER                   22,435
2012q3   FRANCESCAS HLDGS CORP          COM               351793104     15     500  SH              OTHER                      500
2012q3   FREEPORT-MCMORAN COPPER & GO   COM               35671D857     15     380  SH              OTHER                      380
2012q3   FUSION-IO INC                  COM               36112J107     89   2,950  SH              OTHER                    2,950
2012q3   FX ENERGY INC                  COM               302695101      4     573  SH              OTHER                      573
2012q3   GENERAL ELECTRIC CO            COM               369604103      9     407  SH              OTHER                      407
2012q3   GENTEX CORP                    COM               371901109    137   8,079  SH              OTHER                    8,079
2012q3   GEO GROUP INC                  COM               36159R103     94   3,400  SH              OTHER                    3,400
2012q3   GOLDMAN SACHS GROUP INC        COM               38141G104     91     801  SH              OTHER                      801
2012q3   GOOGLE INC                     CL A              38259P508     38      50  SH              OTHER                       50
2012q3   GPO AEROPORTUARIO DEL PAC SA   SPON ADR B        400506101      4     100  SH              OTHER                      100
2012q3   GREEN MTN COFFEE ROASTERS IN   COM               393122106     69   2,900  SH              OTHER                    2,900
2012q3   HALLIBURTON CO                 COM               406216101     34   1,002  SH              OTHER                    1,002
2012q3   HARTFORD FINL SVCS GROUP INC   COM               416515104     49   2,500  SH              OTHER                    2,500
2012q3   HATTERAS FINL CORP             COM               41902R103  1,206  42,777  SH              OTHER                   42,777
2012q3   HECLA MNG CO                   COM               422704106     51   7,817  SH              OTHER                    7,817
2012q3   HERTZ GLOBAL HOLDINGS INC      COM               42805T105    130   9,448  SH              OTHER                    9,448
2012q3   HEWLETT PACKARD CO             COM               428236103    120   7,059  SH              OTHER                    7,059
2012q3   HEXCEL CORP NEW                COM               428291108     44   1,842  SH              OTHER                    1,842
2012q3   INTEL CORP                     COM               458140100    524  23,125  SH              OTHER                   23,125
2012q3   INTEROIL CORP                  COM               460951106     54     700  SH              OTHER                      700
2012q3   INTERPUBLIC GROUP COS INC      COM               460690100     60   5,385  SH              OTHER                    5,385
2012q3   INTERSIL CORP                  CL A              46069S109      2     258  SH              OTHER                      258
2012q3   INTL PAPER CO                  COM               460146103    234   6,429  SH              OTHER                    6,429
2012q3   IRIDIUM COMMUNICATIONS INC     COM               46269C102    129  17,580  SH              OTHER                   17,580
2012q3   ISHARES TR                     FTSE CHINA25 IDX  464287184     21     602  SH              OTHER                      602
2012q3   ISHARES TR                     RUSSELL 2000      464287655    138   1,659  SH              OTHER                    1,659
2012q3   JAMBA INC                      COM               47023A101     69  31,000  SH              OTHER                   31,000
2012q3   JOY GLOBAL INC                 COM               481165108     25     438  SH              OTHER                      438
2012q3   JPMORGAN CHASE & CO            COM               46625H100     40   1,000  SH              OTHER                    1,000
2012q3   KEMET CORP                     COM NEW           488360207      1     200  SH              OTHER                      200
2012q3   KODIAK OIL & GAS CORP          COM               50015Q100    112  11,970  SH              OTHER                   11,970
2012q3   LIHUA INTL INC                 COM               532352101      2     564  SH              OTHER                      564
2012q3   LOGITECH INTL S A              SHS               H50430232      1     100  SH              OTHER                      100
2012q3   LOUISIANA PAC CORP             COM               546347105     31   2,500  SH              OTHER                    2,500
2012q3   LOWES COS INC                  COM               548661107     54   1,800  SH              OTHER                    1,800
2012q3   LULULEMON ATHLETICA INC        COM               550021109     95   1,288  SH              OTHER                    1,288

2012q3   MACYS INC                      COM               55616P104     29     782  SH              OTHER                      782
2012q3   MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN    570759100     38     700  SH              OTHER                      700
2012q3   MARSH & MCLENNAN COS INC       COM               571748102    170   5,025  SH              OTHER                    5,025
2012q3   MARVELL TECHNOLOGY GROUP LTD   ORD               G5876H105    130  14,200  SH              OTHER                   14,200
2012q3   MBIA INC                       COM               55262C100     17   1,688  SH              OTHER                    1,688
2012q3   MCDONALDS CORP                 COM               580135101     52     567  SH              OTHER                      567
2012q3   METLIFE INC                    COM               59156R108      1      19  SH              OTHER                       19
2012q3   MFA FINANCIAL INC              COM               55272X102     51   6,000  SH              OTHER                    6,000
2012q3   MICROSOFT CORP                 COM               594918104    668  22,442  SH              OTHER                   22,442
2012q3   MIPS TECHNOLOGIES INC          COM               604567107     22   3,000  SH              OTHER                    3,000
2012q3   MODUSLINK GLOBAL SOLUTIONS I   COM               60786L107     17   4,481  SH              OTHER                    4,481
2012q3   MOLYCORP INC DEL               COM               608753109     29   2,500  SH              OTHER                    2,500
2012q3   MONEYGRAM INTL INC             COM NEW           60935Y208      7     482  SH              OTHER                      482
2012q3   MORGAN STANLEY                 COM NEW           617446448    213  12,709  SH              OTHER                   12,709
2012q3   NABI BIOPHARMACEUTICALS        COM               629519109     31  17,611  SH              OTHER                   17,611
2012q3   NAM TAI ELECTRS INC            COM PAR $0.02     629865205     47   4,385  SH              OTHER                    4,385
2012q3   NATIONAL OILWELL VARCO INC     COM               637071101    763   9,519  SH              OTHER                    9,519
2012q3   NATURAL GAS SERVICES GROUP     COM               63886Q109      1      79  SH              OTHER                       79
2012q3   NCR CORP NEW                   COM               62886E108    132   5,657  SH              OTHER                    5,657
2012q3   NEUSTAR INC                    CL A              64126X201    370   9,233  SH              OTHER                    9,233
2012q3   NEW ORIENTAL ED & TECH GRP I   SPON ADR          647581107      8     484  SH              OTHER                      484
2012q3   NEXEN INC                      COM               65334H102    111   4,400  SH              OTHER                    4,400
2012q3   NIKE INC                       CL B              654106103      7      70  SH              OTHER                       70
2012q3   NIKE INC                       CL B              654106103     28     300  SH              OTHER                      300
2012q3   NISKA GAS STORAGE PARTNERS L   UNIT LTD LIABI    654678101      1      58  SH              OTHER                       58
2012q3   NISKA GAS STORAGE PARTNERS L   UNIT LTD LIABI    654678101     37   2,962  SH              OTHER                    2,962
2012q3   NORFOLK SOUTHERN CORP          COM               655844108     76   1,200  SH              OTHER                    1,200
2012q3   NORTH AMERN PALLADIUM LTD      COM               656912102     62  32,400  SH              OTHER                   32,400
2012q3   OCZ TECHNOLOGY GROUP INC       COM               67086E303      2     544  SH              OTHER                      544
2012q3   PACKAGING CORP AMER            COM               695156109     24     665  SH              OTHER                      665
2012q3   PARKER DRILLING CO             COM               701081101      4   1,033  SH              OTHER                    1,033
2012q3   PEABODY ENERGY CORP            COM               704549104     25   1,100  SH              OTHER                    1,100
2012q3   PEERLESS SYS CORP              COM               705536100    155  41,197  SH              OTHER                   41,197
2012q3   PEPSICO INC                    COM               713448108     92   1,300  SH              OTHER                    1,300
2012q3   PITNEY BOWES INC               COM               724479100      3     234  SH              OTHER                      234
2012q3   PNC FINL SVCS GROUP INC        COM               693475105    316   5,000  SH              OTHER                    5,000
2012q3   POWERSHARES QQQ TRUST          UNIT SER 1        73935A104    116   1,698  SH              OTHER                    1,698
2012q3   PROCTER & GAMBLE CO            COM               742718109    238   3,433  SH              OTHER                    3,433
2012q3   PRUDENTIAL FINL INC            COM               744320102      9     174  SH              OTHER                      174
2012q3   PULTE GROUP INC                COM               745867101     44   2,851  SH              OTHER                    2,851
2012q3   QUALCOMM INC                   COM               747525103     94   1,500  SH              OTHER                    1,500
2012q3   REGIONS FINANCIAL CORP NEW     COM               7591EP100    463  64,239  SH              OTHER                   64,239

2012q3   RIVERBED TECHNOLOGY INC        COM               768573107     99   4,258  SH              OTHER                    4,258
2012q3   ROUNDYS INC                    COM               779268101     56   9,303  SH              OTHER                    9,303
2012q3   RPC INC                        COM               749660106    113   9,500  SH              OTHER                    9,500
2012q3   SALESFORCE COM INC             COM               79466L302     15     100  SH              OTHER                      100
2012q3   SANDRIDGE ENERGY INC           COM               80007P307     28   4,055  SH              OTHER                    4,055
2012q3   SCHLUMBERGER LTD               COM               806857108    263   3,640  SH              OTHER                    3,640
2012q3   SCHLUMBERGER LTD               COM               806857108    463   6,400  SH              OTHER                    6,400
2012q3   SEALED AIR CORP NEW            COM               81211K100      1      33  SH              OTHER                       33
2012q3   SELECT SECTOR SPDR TR          SBI INT-ENERGY    81369Y506     21     284  SH              OTHER                      284
2012q3   SELECT SECTOR SPDR TR          SBI INT-INDS      81369Y704     39   1,077  SH              OTHER                    1,077
2012q3   SHUFFLE MASTER INC             COM               825549108     98   6,207  SH              OTHER                    6,207
2012q3   SINA CORP                      ORD               G81477104    244   3,779  SH              OTHER                    3,779
2012q3   SKECHERS U S A INC             CL A              830566105    290  14,196  SH              OTHER                   14,196
2012q3   SPDR GOLD TRUST                GOLD SHS          78463V107    155     900  SH              OTHER                      900
2012q3   SPDR S&P 500 ETF TR            TR UNIT           78462F103  1,881  13,066  SH              OTHER                   13,066
2012q3   SPDR S&P 500 ETF TR            TR UNIT           78462F103    763   5,300  SH              OTHER                    5,300
2012q3   SPDR SERIES TRUST              S&P RETAIL ETF    78464A714    332   5,300  SH              OTHER                    5,300
2012q3   STAPLES INC                    COM               855030102      9     800  SH              OTHER                      800
2012q3   SYMANTEC CORP                  COM               871503108     76   4,202  SH              OTHER                    4,202
2012q3   TAKE-TWO INTERACTIVE SOFTWAR   COM               874054109    112  10,717  SH              OTHER                   10,717
2012q3   TAL INTL GROUP INC             COM               874083108     19     554  SH              OTHER                      554
2012q3   TEMPUR PEDIC INTL INC          COM               88023U101    179   6,000  SH              OTHER                    6,000
2012q3   TENARIS S A                    SPONSORED ADR     88031M109     12     300  SH              OTHER                      300
2012q3   TESLA MTRS INC                 COM               88160R101     44   1,500  SH              OTHER                    1,500
2012q3   TESORO CORP                    COM               881609101     39     923  SH              OTHER                      923
2012q3   TIME WARNER CABLE INC          COM               88732J207     86     900  SH              OTHER                      900
2012q3   TIVO INC                       COM               888706108     31   2,962  SH              OTHER                    2,962
2012q3   TJX COS INC NEW                COM               872540109    110   2,457  SH              OTHER                    2,457
2012q3   UNION PAC CORP                 COM               907818108     71     600  SH              OTHER                      600
2012q3   UNITED STS BRENT OIL FD LP     UNIT              91167Q100      8     100  SH              OTHER                      100
2012q3   VALE S A                       ADR               91912E105     16     900  SH              OTHER                      900
2012q3   VALERO ENERGY CORP NEW         COM               91913Y100     21     662  SH              OTHER                      662
2012q3   VERIZON COMMUNICATIONS INC     COM               92343V104    396   8,682  SH              OTHER                    8,682
2012q3   VODAFONE GROUP PLC NEW         SPONS ADR NEW     92857W209    445  15,619  SH              OTHER                   15,619
2012q3   WABCO HLDGS INC                COM               92927K102    202   3,500  SH              OTHER                    3,500
2012q3   WAL-MART STORES INC            COM               931142103     11     151  SH              OTHER                      151
2012q3   WELLS FARGO & CO NEW           COM               949746101     58   1,670  SH              OTHER                    1,670
2012q3   WHIRLPOOL CORP                 COM               963320106     11     133  SH              OTHER                      133
2012q3   WINDSTREAM CORP                COM               97381W104     47   4,677  SH              OTHER                    4,677
2012q3   ZILLOW INC                     CL A              98954A107      8     200  SH              OTHER                      200
2012q3   ZIONS BANCORPORATION           COM               989701107     14     700  SH              OTHER                      700